Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Lease liabilities and Lease liabilities maturity analysis

Lease liabilities	Barclays Bank Group
	2022	2021
	£m	£m
As at 1 January	495	515
Interest expense	18	20
New leases	18	38
Disposals	(4)	(45)
Cash payments	(89)	(92)
Exchange and other movements	58	59
As at 31 December (see Note 22)	496	495
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2022	2021
	£m	£m
Not more than one year	91	81
One to two years	94	77
Two to three years	80	74
Three to four years	66	66
Four to five years	66	60
Five to ten years	181	210
Greater than ten years	19	30
Total undiscounted lease liabilities as at 31 December	597	598